Long-Term Debt - Narrative (Q3) (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 06, 2021	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Proceeds from debt					$ 496,466,000	$ 143,884,000	$ 314,668,000	$ 688,391,000
Discount							9,000,000.0
Amount outstanding			$ 385,068,000		385,068,000		698,332,000	438,763,000
Debt repaid					837,082,000	54,048,000	55,891,000	2,563,000
Loss on extinguishment of debt			28,714,000	$ 0	28,714,000	0	0	15,518,000
Paid-in-kind interest on long-term debt					305,000	283,000	382,000	1,356,000
Expected paid-in-kind interest			500,000		500,000		$ 800,000
Legacy Subordinated Notes
Debt Instrument [Line Items]
Interest rate							1.75%
Amount outstanding							$ 5,100,000
Legacy Subordinated Notes | Subordinated unsecured promissory note
Debt Instrument [Line Items]
Paid-in-kind interest on long-term debt			100,000	$ 100,000	300,000	$ 300,000	400,000	1,300,000
Credit Facility
Debt Instrument [Line Items]
Amount outstanding							721,000,000.0
Term loan
Debt Instrument [Line Items]
Maximum borrowing capacity								415,000,000.0
Amount outstanding							409,800,000
Term loan | Legacy Subordinated Notes
Debt Instrument [Line Items]
Maximum borrowing capacity								415,000,000.0
Term loan | New Term Loan
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 350,000,000.0
Debt term	7 years
Quarterly principal payment	$ 900,000
Term loan | New Term Loan | Eurocurrency
Debt Instrument [Line Items]
Basis spread	3.00%
Term loan | New Term Loan | Base Rate
Debt Instrument [Line Items]
Basis spread	2.00%
Delayed draw term loan
Debt Instrument [Line Items]
Maximum borrowing capacity							385,000,000.0	135,000,000.0
Increase in borrowing capacity							250,000,000.0
Proceeds from debt			0		69,200,000		264,700,000	39,200,000
Discount			0		$ 2,900,000		$ 9,000,000.0
Unused commitment fee percentage					1.50%		1.50%
Amount outstanding							$ 311,200,000
Revolving loans
Debt Instrument [Line Items]
Maximum borrowing capacity								50,000,000.0
Proceeds from debt		$ 50,000,000.0
Amount outstanding							$ 0
Revolving loans | New Revolver
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 190,000,000.0
Proceeds from debt	$ 79,000,000.0
Debt repaid			44,000,000.0
Debt term	5 years
Basis spread					3.25%
Revolving loans | New Revolver | Eurocurrency
Debt Instrument [Line Items]
Basis spread	3.00%
Revolving loans | New Revolver | Base Rate
Debt Instrument [Line Items]
Basis spread	2.00%
Revolving loans | Minimum
Debt Instrument [Line Items]
Commitment fee					0.375%		0.375%
Interest rate		5.68%
Revolving loans | Maximum
Debt Instrument [Line Items]
Commitment fee					0.50%		0.50%
Interest rate		6.25%
Letter of credit
Debt Instrument [Line Items]
Maximum borrowing capacity								10,000,000.0
Letter of credit | Federal Reserve Bank Of New York
Debt Instrument [Line Items]
Maximum borrowing capacity								10,000,000
Line of Credit | New Credit Agreement | Federal Reserve Bank Of New York
Debt Instrument [Line Items]
Basis spread	0.005%
Line of Credit | New Credit Agreement | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread	1.00%
Level 2 | Fair Value
Debt Instrument [Line Items]
Fair value			$ 390,900,000		$ 390,900,000		$ 710,300,000	$ 438,800,000